Submission	Jun. 04, 2026
Submission [Line Items]
Central Index Key	0001789029
Registrant Name	Aeva Technologies, Inc.
Registration File Number	333-296469
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES